Shareholder Report, Average Annual Return (Details) 191732_Angel Oak Income ETF_TF_TSR Annual {TF}	12 Months Ended	39 Months Ended
	Jan. 31, 2026	Jan. 31, 2026
Angel Oak Income ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Angel Oak Income ETF NAV
Average Annual Return, Percent	7.87%	7.86%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	6.85%	5.59%